SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration and credit risk (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) item	Jun. 30, 2022 item	Dec. 31, 2022 USD ($) item
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
FDIC, deposit at financial institutions | $	$ 3,001,558		$ 5,921,461
Accounts receivable | Credit concentration risk
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of advertisers	4		3
Accounts receivable | Credit concentration risk | Advertiser one
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	18.30%		18.10%
Accounts receivable | Credit concentration risk | Advertiser two
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	14.60%		14.40%
Accounts receivable | Credit concentration risk | Advertiser three
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	13.40%		13.20%
Accounts receivable | Credit concentration risk | Advertiser four
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	10.00%
Revenue | Customer concentration risk
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of publishers	2	2
Revenue | Customer concentration risk | Publisher one
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	78.70%	58.40%
Revenue | Customer concentration risk | Publisher two
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	17.40%	36.50%
Accounts payable | Supplier concentration risk
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of publishers	1		2
Accounts payable | Supplier concentration risk | Publisher one
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)	68.90%		43.50%
Accounts payable | Supplier concentration risk | Publisher two
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Concentration of risk (as a percent)			27.70%